Fair Value Measurement	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value Measurement
20.	Fair Value Measurement

Assets and liabilities disclosed at fair value

The Company measures its cash and cash equivalents, restricted cash, short-term investments, short-term borrowings and convertible loans at amortized cost. The fair value was estimated by discounting the scheduled cash flows through to estimated maturity using estimated discount rates based on current offering rates of comparable institutions with similar services. The carrying value of the Company's debt obligations approximate fair value as the borrowing rates are similar to the market rates that are currently available to the Company for financing obligations with similar terms and credit risks and represent a level 2 measurement.

Assets measured at fair value on a nonrecurring basis

The Company measured its property, equipment and software, long-term investment at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

Assets and liabilities measured at fair value on a recurring basis

The Company measured its warrant at fair value on a recurring basis. As the Company's warrant is not traded in an active market with readily observable prices, the Company uses significant unobservable inputs to measure the fair value of warrant. This instrument are categorized in the

Level 3 valuation hierarchy based on the significance of unobservable factors in the overall fair value measurement. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31, 2016, and 2017. In 2018, the Company transferred the warrant out of level 3 to mezzanine as China Equities has effected a net cashless exchange of the warrant for 483,702 Series C-2 convertible redeemable preferred shares on September 29, 2018.

The following table summarizes the Company's financial liabilities measured and recorded at fair value on recurring basis as of December 31, 2017 and 2018:

As of December 31, 2017
	Active Market	Observable Input	Non-observable Input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB

Liability:
Warrant	-	-	2,818	2,818

As of December 31, 2018
	Active Market	Observable Input	Non-observable Input
	(Level 1)	(Level 2)	(Level 3)	Total
	RMB	RMB	RMB	RMB

Liability:
Warrant	-	-	-	-

Warrant

The Company adopted Black Scholes model to assess the warrant's fair value. Management is responsible for determining the fair value and assessing a number of factors. The valuation involves complex and subjective judgements as well as the Company's best estimates on the valuation date. Key inputs related to the Black Scholes model for the valuation of the fair value of warrants are: expiry date of warrant, fair market value per share as of valuation date, exercise price, risk free rate of interest, dividend yield, expected time to exercise as well as volatility.